AST BOND PORTFOLIO 2034
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.9%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	963,178	$10,306,003
(cost $9,656,706)

Short-Term Investment — 1.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $109,139)	109,139	109,139

TOTAL INVESTMENTS—96.9% (cost $9,765,845)(wa)		10,415,142

Other assets in excess of liabilities(z) — 3.1%		330,734

Net Assets — 100.0%		$10,745,876

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
136	10 Year U.S. Ultra Treasury Notes	Dec. 2024	$16,088,376	$(4,536)
Short Positions:
13	2 Year U.S. Treasury Notes	Dec. 2024	2,707,148	(6,450)
39	5 Year U.S. Treasury Notes	Dec. 2024	4,285,430	(7,923)
52	10 Year U.S. Treasury Notes	Dec. 2024	5,942,625	(1,925)
5	20 Year U.S. Treasury Bonds	Dec. 2024	620,937	5,235
7	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	931,656	12,708
				1,645
				$(2,891)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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